Cover	May 19, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 19, 2023
Entity File Number	001-40450
Entity Registrant Name	OceanTech Acquisitions I Corp.
Entity Central Index Key	0001846809
Entity Tax Identification Number	85-2122558
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	515 Madison Avenue,8th Floor – Suite 8133
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	929
Local Phone Number	412-1272
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock and one Redeemable Warrant
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and one Redeemable Warrant
Trading Symbol	OTECU
Security Exchange Name	NASDAQ
Class A Common Stock, $0.0001 par value per share
Title of 12(b) Security	Class A Common Stock, $0.0001 par value per share
Trading Symbol	OTECO
Security Exchange Name	NASDAQ
Redeemable Warrants, each exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Title of 12(b) Security	Redeemable Warrants, each exercisable for one share of Class A Common Stock at an exercise price of $11.50 per share
Trading Symbol	OTECW
Security Exchange Name	NASDAQ